SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Derivative liability (Note 10)	$ 6,756
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability (Note 10)	2,305
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability (Note 10)	1,132
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability (Note 10)	$ 3,319